Business Combination (Details) (USD $)	1 Months Ended	9 Months Ended	12 Months Ended
	Aug. 21, 2012	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Sep. 30, 2011
Business Combination [Abstract]
Cash payment for Tile Shop LLC	$ 75,000,000
Value of common stock paid for Tile Shop LLC	320,000,000
Issuance of promissory note as part of merger transaction	69,771,111	69,771,111
Warrants to purchase shares of common stock outstanding	17,833,333	17,771,232
Issuance of common stock as part of the business combination, shares	1,500,000
Issuance of common stock as part of the business combination, price per share	$ 10.0
Distributions to members of Tile Shop LLC	$ 12,900,000	$ (22,055,109)	$ (24,165,867)	$ (22,271,677)	$ (10,808,901)